CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues		¥ 20,988,131	¥ 5,844,321	¥ 2,321,219
Cost of sales
Total cost of sales		(18,365,576)	(5,578,332)	(2,879,360)
Gross (loss) profit		2,622,555	265,989	(558,141)
Operating expenses
Research and development expenses	[1]	(4,114,267)	(1,725,906)	(2,070,158)
Selling, general and administrative expenses	[1]	(5,305,433)	(2,920,649)	(1,164,569)
Total operating expenses	[1]	(9,419,700)	(4,646,555)	(3,234,727)
Other income, net		217,740	86,830	12,294
Loss from operations		(6,579,405)	(4,293,736)	(3,780,574)
Interest income		743,034	133,036	88,843
Interest expenses		(55,336)	(22,451)	(32,017)
Fair value gain on derivative liabilities		79,262	1,362,025	27,679
Fair value gain on long-term investments		591,506	0	0
Other non-operating income, net		383,833	90,364	4,397
Loss before income tax expenses		(4,837,106)	(2,730,762)	(3,691,672)
Income tax expenses		(25,990)	(1,223)	(1)
Net loss		(4,863,096)	(2,731,985)	(3,691,673)
Accretion on Preferred Shares to redemption value		0	(2,157,744)	(961,050)
Deemed contribution from repurchase of Preferred Shares		0	0	9,969
Net loss attributable to ordinary shareholders of XPeng Inc.		(4,863,096)	(4,889,729)	(4,642,754)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax		(918,168)	(724,433)	(2,968)
Total comprehensive loss attributable to XPeng Inc.		(5,781,264)	(3,456,418)	(3,694,641)
Accretion on Preferred Shares to redemption value		0	(2,157,744)	(961,050)
Deemed contribution from repurchase of Preferred Shares		0	0	9,969
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (5,781,264)	¥ (5,614,162)	¥ (4,645,722)
Weighted average number of ordinary shares used in computing net loss per ordinary share
Basic and diluted		1,642,906,400	754,270,914	349,450,580
Net loss per ordinary share attributable to ordinary shareholders
Basic and diluted		¥ (2.96)	¥ (6.48)	¥ (13.29)
Vehicle [Member]
Revenues
Total revenues		¥ 20,041,955	¥ 5,546,754	¥ 2,171,231
Cost of sales
Total cost of sales		(17,733,036)	(5,350,479)	(2,733,531)
Service, Other [Member]
Revenues
Total revenues		946,176	297,567	149,988
Cost of sales
Total cost of sales		¥ (632,540)	¥ (227,853)	¥ (145,829)

[1]	Share-based compensation was allocated in operating expenses as follows: